UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 80.6%
Corporate — 0.7%
Maryland EDC, Refunding RB, Potomac Electric Power Co., 6.20%, 9/01/22	$250	$304,633
County/City/Special District/School District — 23.7%
City of Annapolis Maryland, Tax Allocation Bonds, Park Place Project, Series A, 5.35%, 7/01/34	490	490,294
City of Baltimore Maryland, Special Tax Bonds, SO, Harborview Lot No. 2, 6.50%, 7/01/31	993	1,031,767
County of Anne Arundel Maryland, RB, Community College Project, 5.25%, 9/01/28	1,870	1,914,450
County of Baltimore Maryland, GO, Metropolitan District, 68th Issue, 5.00%, 8/01/12 (a)	2,000	2,016,100
County of Montgomery Maryland, GO, Consolidated Public Improvement Bonds, Series A, 5.00%, 7/01/26	500	596,985
County of Montgomery Maryland, RB, Metrorail Garage Projects (a):
5.00%, 6/01/12	500	500,000
5.00%, 6/01/12	1,435	1,435,000
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,527,000
State of Maryland, First Series B, 5.00%, 3/15/22	1,000	1,212,150
State of Maryland, GO, Refunding, State & Local Facilities Loan Third, Series C, 5.00%, 11/01/20	500	638,565
		11,362,311
Education — 12.6%
Maryland Health & Higher Educational Facilities Authority, RB:
Board of Child Care, 5.38%, 7/01/32	2,000	2,002,760
Loyola College Issue, 5.00%, 10/01/39	2,000	2,001,560
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Loyola College Issue, Series A, 5.00%, 10/01/39 (b)	900	998,856
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	1,000	1,030,610
		6,033,786
Health — 19.0%
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	451,570
County of Montgomery Maryland, Refunding RB, 5.00%, 12/01/40	1,000	1,097,450

Municipal Bonds	Par (000)	Value
Maryland (continued)
Health (concluded)
Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	$250	$275,713
Maryland Health & Higher Educational Facilities Authority, RB:
Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,054,180
Carroll County General Hospital, 6.00%, 7/01/37	1,990	1,999,850
Union Hospital of Cecil County Issue, 5.63%, 7/01/32	1,500	1,505,145
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 6.25%, 1/01/41	1,000	1,121,900
Doctor’s Community Hospital, 5.75%, 7/01/38	500	531,490
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,075,790
		9,113,088
Housing — 7.6%
Maryland Community Development Administration, RB:
AMT, 5.10%, 9/01/37	1,000	1,035,280
Residential, Series A, 5.05%, 9/01/39	500	527,220
Residential, Series B, 4.75%, 9/01/39	150	155,569
Maryland Community Development Administration, Refunding RB, Residential, Series B, 5.25%, 9/01/35	1,775	1,936,312
		3,654,381
Transportation — 8.0%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	538,540
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	537,950
Maryland State Department of Transportation, RB, Series B, 4.00%, 5/15/22	1,000	1,137,120
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport, Series A, AMT, 4.00%, 6/01/29	1,085	1,097,684

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Transportation (concluded)
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Projects, AMT, 5.00%, 3/01/23	$445	$510,005
		3,821,299
Utilities — 9.0%
City of Baltimore Maryland, Refunding RB, Wastewater Projects, Series A (NPFGC):
5.20%, 7/01/32	2,250	2,257,312
5.13%, 7/01/42	1,500	1,504,740
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	500	530,780
		4,292,832
Total Municipal Bonds in Maryland		38,582,330

District of Columbia — 2.4%
Transportation — 2.4%
Washington Metropolitan Area Transit Authority, RB, Transit, Series A, 5.13%, 7/01/32	1,000	1,123,810

Guam — 1.5%
State — 0.6%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	250	270,748
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	410	439,356
Total Municipal Bonds in Guam		710,104

Multi-State — 4.6%
Housing — 4.6%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (c)(d)	2,000	2,224,820

Puerto Rico — 5.6%
State — 3.4%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	130	140,170
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.38%, 7/01/33	350	350,171

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$1,000	$1,169,730
		1,660,071
Tobacco — 2.1%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.50%, 5/15/39	1,000	991,640
Utilities — 0.1%
Puerto Rico Electric Power Authority, Refunding RB, 5.00%, 7/01/42	50	50,511
Total Municipal Bonds in Puerto Rico		2,702,222

Total Municipal Bonds – 94.7%		45,343,286

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Maryland — 9.1%
Health — 2.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 11/15/51	1,000	1,089,412
Transportation — 6.9%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	3,000	3,292,800
Total Municipal Bonds in Maryland		4,382,212

Puerto Rico — 0.7%
State — 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	300	331,920
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 9.8%		4,714,132
Total Long-Term Investments (Cost – $47,731,940) – 104.5%		50,057,418

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.04% (f)(g)	648,212	648,212
Total Short-Term Securities (Cost – $648,212) – 1.4%		648,212

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $48,380,152*) – 105.9%	$50,705,630
Other Assets Less Liabilities – 32.5%	15,569,475
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.0)%	(2,401,479)
AMPS, at Redemption Value – (33.4)%	(16,000,982)
Net Assets Applicable to Common Shares – 100.0%	$47,872,644

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$45,896,511
Gross unrealized appreciation	$2,464,288
Gross unrealized depreciation	(55,016)
Net unrealized appreciation	$2,409,272

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$998,856	$7,443

(c)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
FFI Institutional Tax-Exempt Fund	3,348,424	(2,700,212)	648,212	$—

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SO	Special Obligation

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
10	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$1,339,375	$(11,738)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector subclassifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$50,057,418	—	$50,057,418
Short-Term Securities	$648,212	—	—	648,212
Total	$648,212	$50,057,418	—	$50,705,630

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(11,738)	—	—	$(11,738)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$19,000	—	—	$19,000
Liabilities:
TOB trust certificates	—	$(2,399,847)	—	(2,399,847)
Total	$19,000	$(2,399,847)	—	$(2,380,847)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 25, 2012